Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Line Items]
Hedge ratio percentage	100.00%
Cash flow analytically projected period	5 years
Nominal growth percentage	5.70%
Cash flow dividends period	5 years
Considering growth rate percentage	5.90%
Bottom of Range [Member]
Material Accounting Policies [Line Items]
Hedge effectiveness corresponds percentage	80.00%
Top of Range [Member]
Material Accounting Policies [Line Items]
Hedge effectiveness corresponds percentage	125.00%